UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
	   Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    April 26, 2000

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $1,423,409


List of Other Included Managers:

FORM 13 F              MARCH 2000
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                           FORM 13F INFORMATION TABLE
NAME OF ISSUER         TITLE OF
                       CLASS     CUSIP   VALUE   SHARES /   SH/ INVESTMENTOTHER           VOTING AUTHORITY
                                         (x$1000  PRN AMT   PRN DISCRETION  MGR   SOLE    SHARED   NONE
AK STL HLDG CORP       COMMON  001547108 40,375  3,891,613  SH     SOLE       0 2,012,682      0 1,878,931
ALLEGHANY CORP DEL     COMMON  017175100 69,656    370,513  SH     SOLE       0   195,265      0   175,248
ALLEGHENY TECHNOLOGIES COMMON  01741R102 32,542  1,622,023  SH     SOLE       0   855,505      0   766,518
AMERICAN NATL CAN GROUPCOMMON  027714104 33,318  2,538,530  SH     SOLE       0 1,343,130      0 1,195,400
ATMOS ENERGY           COMMON  049560105 33,983  2,075,290  SH     SOLE       0 1,090,490      0   984,800
BALL CORP              COMMON  058498106 48,262  1,396,356  SH     SOLE       0   732,870      0   663,486
CITIZENS UTILITIES     CL B    177342201 80,357  4,907,280  SH     SOLE       0 2,585,780      0 2,321,500
DEVON ENERGY CORP      COMMON  25179M103 70,692  1,455,694  SH     SOLE       0   755,938      0   699,756
EASTMAN KODAK CO       COMMON  277461109 37,084    682,790  SH     SOLE       0   356,190      0   326,600
ENGELHARD CORP         COMMON  292845104 40,626  2,686,030  SH     SOLE       0 1,411,580      0 1,274,450
FOOTSTAR INC           COMMON  344912100 46,932  1,661,317  SH     SOLE       0   861,723      0   799,594
FORT JAMES CORP        COMMON  347471104 71,921  3,269,120  SH     SOLE       0 1,715,620      0 1,553,500
GRACE W R & CO DEL     COMMON  38388F108 45,868  3,562,560  SH     SOLE       0 1,870,160      0 1,692,400
HERCULES INC           COMMON  427056106 48,829  3,028,168  SH     SOLE       0 1,590,090      0 1,438,078
KERR MCGEE CORP        COMMON  492386107 27,392    474,325  SH     SOLE       0   250,792      0   223,533
KINDER MORGAN INC KANS COMMON  49455P101 46,024  1,334,040  SH     SOLE       0   704,140      0   629,900
NORTHEAST UTILS        COMMON  664397106 35,124  1,633,667  SH     SOLE       0   865,040      0   768,627
OCEAN ENERGY INC TEX   COMMON  67481E106 74,794  5,203,060  SH     SOLE       0 2,752,060      0 2,451,000
ONEOK INC              COMMON  682680103 27,515  1,100,580  SH     SOLE       0   576,180      0   524,400
PACTIV CORP            COMMON  695257105 46,370  5,337,500  SH     SOLE       0 2,790,400      0 2,547,100
R&B FALCON             COMMON  74912E101 27,694  1,406,680  SH     SOLE       0   738,780      0   667,900
REYNOLDS METALS CO     COMMON  761763101 47,588    711,591  SH     SOLE       0   369,610      0   341,981
STANLEY WORKS          COMMON  854616109 45,524  1,726,040  SH     SOLE       0   902,840      0   823,200
SUNOCO, INC.           COMMON  86764P109 46,469  1,697,485  SH     SOLE       0   882,435      0   815,050
TOSCO CORP             COMMON  891490302 38,546  1,258,660  SH     SOLE       0   662,160      0   596,500
UGI CORP NEW           COMMON  902681105 54,006  2,497,380  SH     SOLE       0 1,302,380      0 1,195,000
U S INDS INC NEW       COMMON  912080108 43,349  3,918,560  SH     SOLE       0 2,041,010      0 1,877,550
VENATOR GROUP INC      COMMON  922944103 70,834  7,925,442  SH     SOLE       0 4,137,850      0 3,787,592
WASTE MANAGEMENT       COMMON  94106L109 55,019  4,019,660  SH     SOLE       0 2,101,660      0 1,918,000
WESTERN RES INC        COMMON  959425109 36,716  2,321,970  SH     SOLE       0 1,210,570      0 1,111,400